Post-Employment Obligations - Schedule of Expectation for Payment of Benefits (Details) R$ in Millions	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Estimated payment of benefits	R$ 1,372
Pension And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Estimated payment of benefits	1,158
Health plan [member]
IfrsStatementLineItems [Line Items]
Estimated payment of benefits	210
Dental plan [member]
IfrsStatementLineItems [Line Items]
Estimated payment of benefits	R$ 4